Document and Entity Information	12 Months Ended
Sep. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Oct 1, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Sep 29, 2011

Supplement — October 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Inflation Protected Securities Fund	9/29/2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%

Other expenses	0.36%	0.36%	0.36%	0.12%	0.36%	0.42%	0.36%	0.36%

Total annual fund operating expenses	1.05%	1.80%	1.80%	0.56%	1.30%	0.86%	1.05%	0.80%

Less: Fee waiver/expense reimbursement(b)	(0.20%)	(0.20%)	(0.20%)	(0.14%)	(0.20%)	(0.14%)	(0.20%)	(0.20%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.42%	1.10%	0.72%	0.85%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.42% for Class I, 1.10% for Class R, 0.72% for Class R4, 0.85% for Class W and 0.60% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$384	$605	$844	$1,531

Class B (if shares are redeemed)	$663	$847	$1,157	$1,906

Class B (if shares are not redeemed)	$163	$547	$957	$1,906

Class C (if shares are redeemed)	$263	$547	$957	$2,105

Class C (if shares are not redeemed)	$163	$547	$957	$2,105

Class I (whether or not shares are redeemed)	$43	$166	$299	$691

Class R (whether or not shares are redeemed)	$112	$393	$695	$1,555

Class R4 (whether or not shares are redeemed)	$74	$261	$464	$1,052

Class W (whether or not shares are redeemed)	$87	$314	$561	$1,269

Class Z (whether or not shares are redeemed)	$61	$234	$421	$966

The “Past Performance” section is hereby replaced with the following:

For Class A, Class B, Class C, Class I, Class R, Class R4 and Class W prospectus

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of its benchmark indices. The inception date of the Fund's Class A, Class B, Class C, Class I and Class R4 shares is March 4, 2004, the inception date of the Fund's Class W shares is December 1, 2006 and the inception date of the Fund's Class R shares is August 3, 2009. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class A year-to-date return was 4.05% at June 30, 2012.

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	Since Inception (3/4/04)
Columbia Inflation Protected Securities Fund:

Class A – before taxes	9.03%	6.28%	4.76%

Class A – after taxes on distributions	6.93%	4.88%	3.32%

Class A – after taxes on distributions and redemption of fund shares	6.57%	4.62%	3.25%

Class B – before taxes	6.52%	5.82%	4.36%

Class C – before taxes	10.59%	6.13%	4.36%

Class I – before taxes	12.85%	7.34%	5.52%

Class R – before taxes	12.02%	6.60%	4.85%

Class R4 – before taxes	12.42%	7.05%	5.29%

Class W – before taxes	12.39%	6.87%	5.12%

Barclays Inflation-Protected Securities (TIPS) Series-L Index (reflects no deduction for fees, expenses or taxes)*	13.56%	7.95%	6.07%

Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)*	13.98%	8.03%	6.11%

*	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

The “Past Performance” section is hereby replaced with the following:

For Class Z prospectus

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s Class Z share returns for the periods shown with those of its benchmark indices. The inception date of the Fund’s Class Z shares in September 27, 2010. The returns shown include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to Class Z share inception date. Except for differences in expenses and sales charges, Class Z shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class Z year-to-date return was 4.09% at June 30, 2012.

Average Annual Total Returns

(for periods ended December 31, 2011)	1 year	5 years	Since Inception (3/4/04)
Columbia Inflation Protected Securities Fund:

Class Z – before taxes	12.73%	7.02%	5.22%

Class Z – after taxes on distributions	10.45%	5.58%	3.75%

Class Z – after taxes on distributions and redemption of fund shares	9.00%	5.24%	3.63%

Barclays Inflation-Protected Securities (TIPS) Series –L Index (reflects no deduction for fees, expenses or taxes)*	13.56%	7.95%	6.07%

Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)*	13.98%	8.03%	6.11%

*	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Supplement [Text Block]	cfst32_SupplementTextBlockOne

Supplement — October 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Inflation Protected Securities Fund	9/29/2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%

Other expenses	0.36%	0.36%	0.36%	0.12%	0.36%	0.42%	0.36%	0.36%

Total annual fund operating expenses	1.05%	1.80%	1.80%	0.56%	1.30%	0.86%	1.05%	0.80%

Less: Fee waiver/expense reimbursement(b)	(0.20%)	(0.20%)	(0.20%)	(0.14%)	(0.20%)	(0.14%)	(0.20%)	(0.20%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.42%	1.10%	0.72%	0.85%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.42% for Class I, 1.10% for Class R, 0.72% for Class R4, 0.85% for Class W and 0.60% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$384	$605	$844	$1,531

Class B (if shares are redeemed)	$663	$847	$1,157	$1,906

Class B (if shares are not redeemed)	$163	$547	$957	$1,906

Class C (if shares are redeemed)	$263	$547	$957	$2,105

Class C (if shares are not redeemed)	$163	$547	$957	$2,105

Class I (whether or not shares are redeemed)	$43	$166	$299	$691

Class R (whether or not shares are redeemed)	$112	$393	$695	$1,555

Class R4 (whether or not shares are redeemed)	$74	$261	$464	$1,052

Class W (whether or not shares are redeemed)	$87	$314	$561	$1,269

Class Z (whether or not shares are redeemed)	$61	$234	$421	$966

The “Past Performance” section is hereby replaced with the following:

For Class A, Class B, Class C, Class I, Class R, Class R4 and Class W prospectus

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of its benchmark indices. The inception date of the Fund's Class A, Class B, Class C, Class I and Class R4 shares is March 4, 2004, the inception date of the Fund's Class W shares is December 1, 2006 and the inception date of the Fund's Class R shares is August 3, 2009. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class A year-to-date return was 4.05% at June 30, 2012.

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	Since Inception (3/4/04)
Columbia Inflation Protected Securities Fund:

Class A – before taxes	9.03%	6.28%	4.76%

Class A – after taxes on distributions	6.93%	4.88%	3.32%

Class A – after taxes on distributions and redemption of fund shares	6.57%	4.62%	3.25%

Class B – before taxes	6.52%	5.82%	4.36%

Class C – before taxes	10.59%	6.13%	4.36%

Class I – before taxes	12.85%	7.34%	5.52%

Class R – before taxes	12.02%	6.60%	4.85%

Class R4 – before taxes	12.42%	7.05%	5.29%

Class W – before taxes	12.39%	6.87%	5.12%

Barclays Inflation-Protected Securities (TIPS) Series-L Index (reflects no deduction for fees, expenses or taxes)*	13.56%	7.95%	6.07%

Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)*	13.98%	8.03%	6.11%

*	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

The “Past Performance” section is hereby replaced with the following:

For Class Z prospectus

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s Class Z share returns for the periods shown with those of its benchmark indices. The inception date of the Fund’s Class Z shares in September 27, 2010. The returns shown include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to Class Z share inception date. Except for differences in expenses and sales charges, Class Z shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class Z year-to-date return was 4.09% at June 30, 2012.

Average Annual Total Returns

(for periods ended December 31, 2011)	1 year	5 years	Since Inception (3/4/04)
Columbia Inflation Protected Securities Fund:

Class Z – before taxes	12.73%	7.02%	5.22%

Class Z – after taxes on distributions	10.45%	5.58%	3.75%

Class Z – after taxes on distributions and redemption of fund shares	9.00%	5.24%	3.63%

Barclays Inflation-Protected Securities (TIPS) Series –L Index (reflects no deduction for fees, expenses or taxes)*	13.56%	7.95%	6.07%

Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)*	13.98%	8.03%	6.11%

*	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Columbia Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst32_SupplementTextBlockOne

Supplement — October 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Inflation Protected Securities Fund	9/29/2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%

Other expenses	0.36%	0.36%	0.36%	0.12%	0.36%	0.42%	0.36%	0.36%

Total annual fund operating expenses	1.05%	1.80%	1.80%	0.56%	1.30%	0.86%	1.05%	0.80%

Less: Fee waiver/expense reimbursement(b)	(0.20%)	(0.20%)	(0.20%)	(0.14%)	(0.20%)	(0.14%)	(0.20%)	(0.20%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.42%	1.10%	0.72%	0.85%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.42% for Class I, 1.10% for Class R, 0.72% for Class R4, 0.85% for Class W and 0.60% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$384	$605	$844	$1,531

Class B (if shares are redeemed)	$663	$847	$1,157	$1,906

Class B (if shares are not redeemed)	$163	$547	$957	$1,906

Class C (if shares are redeemed)	$263	$547	$957	$2,105

Class C (if shares are not redeemed)	$163	$547	$957	$2,105

Class I (whether or not shares are redeemed)	$43	$166	$299	$691

Class R (whether or not shares are redeemed)	$112	$393	$695	$1,555

Class R4 (whether or not shares are redeemed)	$74	$261	$464	$1,052

Class W (whether or not shares are redeemed)	$87	$314	$561	$1,269

Class Z (whether or not shares are redeemed)	$61	$234	$421	$966

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Inflation Protected Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	384
3 years	rr_ExpenseExampleYear03	605
5 years	rr_ExpenseExampleYear05	844
10 years	rr_ExpenseExampleYear10	1,531
1 year	rr_ExpenseExampleNoRedemptionYear01	384
3 years	rr_ExpenseExampleNoRedemptionYear03	605
5 years	rr_ExpenseExampleNoRedemptionYear05	844
10 years	rr_ExpenseExampleNoRedemptionYear10	1,531
Columbia Inflation Protected Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	663
3 years	rr_ExpenseExampleYear03	847
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	1,906
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	547
5 years	rr_ExpenseExampleNoRedemptionYear05	957
10 years	rr_ExpenseExampleNoRedemptionYear10	1,906
Columbia Inflation Protected Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	547
5 years	rr_ExpenseExampleYear05	957
10 years	rr_ExpenseExampleYear10	2,105
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	547
5 years	rr_ExpenseExampleNoRedemptionYear05	957
10 years	rr_ExpenseExampleNoRedemptionYear10	2,105
Columbia Inflation Protected Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	166
5 years	rr_ExpenseExampleYear05	299
10 years	rr_ExpenseExampleYear10	691
1 year	rr_ExpenseExampleNoRedemptionYear01	43
3 years	rr_ExpenseExampleNoRedemptionYear03	166
5 years	rr_ExpenseExampleNoRedemptionYear05	299
10 years	rr_ExpenseExampleNoRedemptionYear10	691
Columbia Inflation Protected Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	695
10 years	rr_ExpenseExampleYear10	1,555
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	393
5 years	rr_ExpenseExampleNoRedemptionYear05	695
10 years	rr_ExpenseExampleNoRedemptionYear10	1,555
Columbia Inflation Protected Securities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	261
5 years	rr_ExpenseExampleYear05	464
10 years	rr_ExpenseExampleYear10	1,052
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	261
5 years	rr_ExpenseExampleNoRedemptionYear05	464
10 years	rr_ExpenseExampleNoRedemptionYear10	1,052
Columbia Inflation Protected Securities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	314
5 years	rr_ExpenseExampleYear05	561
10 years	rr_ExpenseExampleYear10	1,269
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	314
5 years	rr_ExpenseExampleNoRedemptionYear05	561
10 years	rr_ExpenseExampleNoRedemptionYear10	1,269
Columbia Inflation Protected Securities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	421
10 years	rr_ExpenseExampleYear10	966
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	234
5 years	rr_ExpenseExampleNoRedemptionYear05	421
10 years	rr_ExpenseExampleNoRedemptionYear10	966
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst32_SupplementTextBlockOne

The “Past Performance” section is hereby replaced with the following:

For Class A, Class B, Class C, Class I, Class R, Class R4 and Class W prospectus

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of its benchmark indices. The inception date of the Fund's Class A, Class B, Class C, Class I and Class R4 shares is March 4, 2004, the inception date of the Fund's Class W shares is December 1, 2006 and the inception date of the Fund's Class R shares is August 3, 2009. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class A year-to-date return was 4.05% at June 30, 2012.

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	Since Inception (3/4/04)
Columbia Inflation Protected Securities Fund:

Class A – before taxes	9.03%	6.28%	4.76%

Class A – after taxes on distributions	6.93%	4.88%	3.32%

Class A – after taxes on distributions and redemption of fund shares	6.57%	4.62%	3.25%

Class B – before taxes	6.52%	5.82%	4.36%

Class C – before taxes	10.59%	6.13%	4.36%

Class I – before taxes	12.85%	7.34%	5.52%

Class R – before taxes	12.02%	6.60%	4.85%

Class R4 – before taxes	12.42%	7.05%	5.29%

Class W – before taxes	12.39%	6.87%	5.12%

Barclays Inflation-Protected Securities (TIPS) Series-L Index (reflects no deduction for fees, expenses or taxes)*	13.56%	7.95%	6.07%

Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)*	13.98%	8.03%	6.11%

*	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of its benchmark indices. The inception date of the Fund's Class A, Class B, Class C, Class I and Class R4 shares is March 4, 2004, the inception date of the Fund's Class W shares is December 1, 2006 and the inception date of the Fund's Class R shares is August 3, 2009. The returns shown for each of these classes of shares include the returns of the Fund's Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of its benchmark indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was -3.42% (quarter ended September 30, 2008).
●	Class A year-to-date return was 4.05% at June 30, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	(0.01%)
2007	rr_AnnualReturn2007	10.94%
2008	rr_AnnualReturn2008	(0.72%)
2009	rr_AnnualReturn2009	7.76%
2010	rr_AnnualReturn2010	4.86%
2011	rr_AnnualReturn2011	12.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
1 year	rr_AverageAnnualReturnYear01	9.03%
5 years	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.52%
5 years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.59%
5 years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.85%
5 years	rr_AverageAnnualReturnYear05	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.02%
5 years	rr_AverageAnnualReturnYear05	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.42%
5 years	rr_AverageAnnualReturnYear05	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.39%
5 years	rr_AverageAnnualReturnYear05	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.93%
5 years	rr_AverageAnnualReturnYear05	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.57%
5 years	rr_AverageAnnualReturnYear05	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Barclays Inflation-Protected Securities (TIPS) Series-L Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.56%	[1]
5 years	rr_AverageAnnualReturnYear05	7.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004	[1]
Class A B C I R R4 W Shares | Columbia Inflation Protected Securities Fund | Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.98%	[1]
5 years	rr_AverageAnnualReturnYear05	8.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004	[1]
Class Z Shares | Columbia Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst32_SupplementTextBlockOne

For Class Z prospectus

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s Class Z share returns for the periods shown with those of its benchmark indices. The inception date of the Fund’s Class Z shares in September 27, 2010. The returns shown include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to Class Z share inception date. Except for differences in expenses and sales charges, Class Z shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class Z year-to-date return was 4.09% at June 30, 2012.

Average Annual Total Returns

(for periods ended December 31, 2011)	1 year	5 years	Since Inception (3/4/04)
Columbia Inflation Protected Securities Fund:

Class Z – before taxes	12.73%	7.02%	5.22%

Class Z – after taxes on distributions	10.45%	5.58%	3.75%

Class Z – after taxes on distributions and redemption of fund shares	9.00%	5.24%	3.63%

Barclays Inflation-Protected Securities (TIPS) Series –L Index (reflects no deduction for fees, expenses or taxes)*	13.56%	7.95%	6.07%

Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)*	13.98%	8.03%	6.11%

*	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s Class Z share returns for the periods shown with those of its benchmark indices. The inception date of the Fund’s Class Z shares in September 27, 2010. The returns shown include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to Class Z share inception date. Except for differences in expenses and sales charges, Class Z shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s Class Z share returns for the periods shown with those of its benchmark indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

●	Highest return for a calendar quarter was 5.14% (quarter ended March 31, 2008).
●	Lowest return for a calendar quarter was –3.42% (quarter ended September 30, 2008).
●	Class Z year-to-date return was 4.09% at June 30, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The inception date of the Fund’s Class Z shares in September 27, 2010. The returns shown include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to Class Z share inception date. Except for differences in expenses and sales charges, Class Z shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2011)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund’s primary benchmark. This benchmark change was made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmark provides a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Class Z Shares | Columbia Inflation Protected Securities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	(0.01%)
2007	rr_AnnualReturn2007	10.94%
2008	rr_AnnualReturn2008	(0.72%)
2009	rr_AnnualReturn2009	7.76%
2010	rr_AnnualReturn2010	4.94%
2011	rr_AnnualReturn2011	12.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
1 year	rr_AverageAnnualReturnYear01	12.73%
5 years	rr_AverageAnnualReturnYear05	7.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z Shares | Columbia Inflation Protected Securities Fund | after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.45%
5 years	rr_AverageAnnualReturnYear05	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z Shares | Columbia Inflation Protected Securities Fund | after taxes on distributions and redemption of fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.00%
5 years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z Shares | Columbia Inflation Protected Securities Fund | Barclays Inflation-Protected Securities (TIPS) Series-L Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.56%	[1]
5 years	rr_AverageAnnualReturnYear05	7.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004	[1]
Class Z Shares | Columbia Inflation Protected Securities Fund | Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.98%	[1]
5 years	rr_AverageAnnualReturnYear05	8.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004	[1]

[1]	On October 1, 2012, the Barclays Inflation-Protected Securities (TIPS) Series-L Index replaced the Barclays U.S. Government Inflation-Linked Bond Index as the Fund's primary benchmark. This benchmark change was made based on a recommendation by the Fund's investment manager to the Fund's Board that the new benchmark provides a more appropriate basis for comparing the Fund's performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Document Creation Date	dei_DocumentCreationDate	Oct 1, 2012